Investment properties (Details) - Schedule of fair values of the investment properties R$ in Thousands		1 Months Ended	12 Months Ended
		Mar. 31, 2021 BRL (R$)	Jun. 30, 2021 BRL (R$) ha		Jun. 30, 2020 BRL (R$) ha		Aug. 31, 2020 ha
Investment properties (Details) - Schedule of fair values of the investment properties [Line Items]
Area of farm (Hectares) (in Hectares) | ha			223,551		215,330		3,258
Fair value		R$ 5,365	R$ 3,518,952	[1]	R$ 1,872,701	[1]
Cost value	[2]		R$ 952,109		R$ 822,304
Chaparral [Member] | Bahia I [Member]
Investment properties (Details) - Schedule of fair values of the investment properties [Line Items]
Area of farm (Hectares) (in Hectares) | ha			37,182		37,182
Date of acquisition			2007-11
Fair value	[1]		R$ 766,971		R$ 417,660
Cost value	[2]		R$ 91,737		R$ 89,558
Jaborandi Ltda [Member] | Jatoba [Member] | Bahia [Member]
Investment properties (Details) - Schedule of fair values of the investment properties [Line Items]
Area of farm (Hectares) (in Hectares) | ha			13,276		14,930
Date of acquisition			2007-03
Fair value	[1]		R$ 386,391		R$ 242,504
Cost value	[2]		R$ 29,612		R$ 28,352
Mogno Ltda [Member] | Alto Taquari [Member] | Mato Grosso [Member]
Investment properties (Details) - Schedule of fair values of the investment properties [Line Items]
Area of farm (Hectares) (in Hectares) | ha			5,103		5,103
Date of acquisition			2007-08
Fair value	[1]		R$ 304,710		R$ 194,504
Cost value	[2]		R$ 33,547		R$ 33,259
Araucária Ltda [Member] | Araucária [Member] | Goiás [Member]
Investment properties (Details) - Schedule of fair values of the investment properties [Line Items]
Area of farm (Hectares) (in Hectares) | ha			5,534		5,534
Date of acquisition			2007-04
Fair value	[1]		R$ 333,233		R$ 190,276
Cost value	[2]		R$ 46,166		R$ 45,488
Flamboyant Ltda [Member] | Nova Buriti [Member] | Minas Gerais [Member]
Investment properties (Details) - Schedule of fair values of the investment properties [Line Items]
Area of farm (Hectares) (in Hectares) | ha			24,212		24,212
Date of acquisition			2007-12
Fair value	[1]		R$ 33,829		R$ 35,313
Cost value	[2]		R$ 23,448		R$ 23,454
Cajueiro Ltda [Member] | Preferência [Member] | Bahia II [Member]
Investment properties (Details) - Schedule of fair values of the investment properties [Line Items]
Area of farm (Hectares) (in Hectares) | ha			17,799		17,799
Date of acquisition			2008-09
Fair value	[1]		R$ 89,436		R$ 68,160
Cost value	[2]		R$ 28,350		R$ 27,067
Ceibo Ltda [Member] | São José [Member] | Maranhão [Member]
Investment properties (Details) - Schedule of fair values of the investment properties [Line Items]
Area of farm (Hectares) (in Hectares) | ha			17,566		17,566
Date of acquisition			2017-02
Fair value	[1]		R$ 407,025		R$ 247,572
Cost value	[2]		R$ 112,463		R$ 110,443
Agropecuaria Moroti S.A. [Member] | Moroti [Member] | Boqueron Paraguay [Member]
Investment properties (Details) - Schedule of fair values of the investment properties [Line Items]
Area of farm (Hectares) (in Hectares) | ha			59,585		59,585
Date of acquisition			2018-02
Fair value	[1]		R$ 449,590		R$ 235,270
Cost value	[2]		R$ 211,362		R$ 232,976
Agrifirma Agro Ltda. [Member] | Arrojadinho Farm [Member] | Bahia III [Member]
Investment properties (Details) - Schedule of fair values of the investment properties [Line Items]
Area of farm (Hectares) (in Hectares) | ha			16,642		16,642
Date of acquisition			2020-01
Fair value	[1]		R$ 214,208		R$ 88,482
Cost value	[2]		R$ 96,076		R$ 84,825
Agrifirma Agro Ltda. [Member] | Rio Do Meio Farm [Member] | Bahia IV [Member]
Investment properties (Details) - Schedule of fair values of the investment properties [Line Items]
Area of farm (Hectares) (in Hectares) | ha			12,288		12,288
Date of acquisition			2020-01
Fair value	[1]		R$ 252,328		R$ 122,687
Cost value	[2]		R$ 117,912		R$ 120,791
Imobiliaria Cremaq [Member] | Serra Grande Farm [Member] | Piaui [Member]
Investment properties (Details) - Schedule of fair values of the investment properties [Line Items]
Area of farm (Hectares) (in Hectares) | ha			4,489		4,489
Date of acquisition			2020-04
Fair value	[1]		R$ 71,790		R$ 30,273
Cost value	[2]		R$ 36,739		26,091
Acres del Sud [Member] | Acres del Sud [Member] | Bolivia [Member]
Investment properties (Details) - Schedule of fair values of the investment properties [Line Items]
Area of farm (Hectares) (in Hectares) | ha			9,875
Date of acquisition			2021-02
Fair value	[1]		R$ 209,441
Cost value	[2]		R$ 124,697

[1]	The fair value of the investment property on June 30, 2021 was R$3,518,952 (R$1,872,701 June 30, 2020). The fair value was determined based on a comparative market approach and was prepared by the Company’s specialists. The comparable sales value of investment properties is adjusted considering the specific aspects of each property, where the price per hectare is the most relevant assumption. The fair value presented is considered as level 3 in the fair value hierarchy and there were no reclassifications among levels in the year.
[2]	At June 30, 2021 the cost value of R$952,109 (R$822,304 at June 30, 2020) is not comparable to that disclosed in the “Investment properties” note, since the note contemplates investments made in certain partnerships (leased farms), which are not an integral part of the Company’s portfolio of owned farms.